Derivative Liabilities (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2023	Jan. 11, 2023	Dec. 31, 2022	Aug. 31, 2022	Aug. 01, 2022	Apr. 30, 2022	Apr. 29, 2022	Dec. 31, 2021	Dec. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued			127,260								62,500
Exercise price per share			$ 1.93		$ 111.04	$ 16.00	$ 20.00	$ 8.00	$ 16.00	$ 8.00	$ 8.00
Derivative liability non-current	$ 74,107	$ 414,512	$ 1,189,000
Derivative fair value	$ 74,107			$ 2,631,000
Warrants price		$ 410,660	$ 1,189,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued			127,260
Exercise price per share			$ 18.80
Measurement Input Volume Weighted Average Price [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				12.64
Derivative discount percentage				14.00%
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued				127,260
Exercise price per share				$ 1.93
Derivative liability non-current				$ 1,442,000
Derivative liability				$ 1,442,000
Securities Purchase Agreement [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price per share				$ 18.80